UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:  811-05631

                         First Pacific Mutual Fund, Inc.
                    ----------------------------------------
                (Exact name of registrant as specified in charter)

                        2756 Woodlawn Drive, Suite #6-201
                              Honolulu, HI  96822
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mary Jo Reilly
                          Drinker Biddle & Reath LLP
                         One Logan Square, Suite 2000
                            Philadelphia, PA  19103
                   ---------------------------------------
                   (Name and address of agent for service)


                              (808) 988-8088
                              --------------
                 Registrant's telephone number, including area code

                    Date of fiscal year end:  September 30
                                 ---------------

                 Date of reporting period:  December 31, 2011
                                -----------------



Item 1.  Schedule of Investments.
The Registrant's schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
------------------------------------------------------------------------------

COMMON STOCK - 62.19%

                                                  Shares          Value
                                                  ------          -----
CONSUMER DISCRETIONARY - 3.22%
Lululemon Athletica, Inc. (b)                      8,000        $   373,280
McDonald's Corporation                             3,600            361,188
                                                                 ----------
                                                                    734,468
                                                                 ----------
CONSUMER STAPLES - 9.12%
The Coca-Cola Company                             13,100            916,607
Kimberly-Clark Corporation                         6,800            500,208
Lorillard, Inc.                                    3,600            410,400
Phillip Morris International, Inc.                 3,200            251,136
                                                                 ----------
                                                                  2,078,351
                                                                 ----------
ENERGY - 8.22%
ConocoPhillips                                     6,900            502,803
Devon Energy Corporation                           5,600            347,200
Exxon Mobil Corporation                            5,900            500,084
Murphy Oil Corp.                                   9,400            523,956
                                                                 ----------
                                                                  1,874,043
                                                                 ----------
FINANCIALS - 4.42%
American Express Company                          13,200            622,644
Reinsurance Group of America, Inc.                 3,300            172,425
Ventas, Inc. (REIT)                                3,854            212,471
                                                                 ----------
                                                                  1,007,540
                                                                 ----------
HEALTH CARE - 8.35%
Aetna Inc.                                         6,700            282,673
Bristol-Myers Squibb Company                      17,700            623,748
Johnson & Johnson                                 10,900            714,822
Sirona Dental Systems, Inc.                        6,400            281,856
                                                                 ----------
                                                                  1,903,099
                                                                 ----------

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS- (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                  Shares          Value
                                                  ------          -----
INDUSTRIALS - 9.00%
Caterpillar Inc.                                  11,000        $   996,600
Parker-Hannifin Corporation                        5,900            449,875
3M Company                                         7,400            604,802
                                                                 ----------
                                                                  2,051,277
                                                                 ----------

INFORMATION TECH. - 11.08%
Apple Inc. (b)                                     1,250            506,250
Global Payments Inc.                               9,400            445,372
International Business Machines Corporation        3,500            643,580
Qualcomm Inc.                                     17,000            929,900
                                                                 ----------
                                                                  2,525,102
                                                                 ----------

TELECOMMUNICATION SERVICES - 3.34%
AT&T Inc.                                          8,300            250,992
Verizon Communications Inc.                       12,700            509,524
                                                                 ----------
                                                                    760,516
                                                                 ----------

UTILITIES - 5.44%
Oneok, Inc.                                        8,300            719,527
PPL Corporation (b)                               17,700            520,734
                                                                 ----------
                                                                  1,240,261
                                                                 ----------


Total Common Stocks (Cost $13,897,360)                           14,174,657
                                                                 ----------



EXCHANGE-TRADED FUNDS (ETF's) - 4.44%

SPDR Gold Trust                                    3,900            592,761
Materials Select Sector SPDR                      12,500            418,750
                                                                 ----------
Total ETF's (Cost $1,156,845)                                     1,011,511
                                                                 ----------

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                  Shares          Value
                                                  ------          -----
STRUCTURED NOTES - 16.64%

Barclays Bank PLC Buffered SuperTrack Notes
Due 09/05/2012 Linked to the Performance
of the iShares MSCI EAFE Index Fund (b)        1,000,000         $  877,300

The Goldman Sachs Group, Inc. Medium-Term
Notes, Series D Leveraged Buffered
Index-Linked Notes due 04/15/2013 Linked to
the S&P 500 Index (b)                          1,000,000          1,038,200

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500 Index
Due 09/07/2012 (b)                               500,000            490,200

JP Morgan Chase & Co., Buffered Return
Enhanced Notes Linked to the S&P 500
Index Due 01/10/2013 (b)                         500,000            497,700

Royal Bank of Canada Buffered Bullish
Enhanced Return Notes Linked to the iShares
MSCI EAFE Index Fund Due 12/28/2012 (b)        1,000,000            887,800
                                                                 ----------

Total Structured Notes (Cost $4,000,000)                          3,791,200
                                                                 ----------


MONEY MARKET FUND - 21.33%

Federated Government Obligation-I              4,861,733          4,861,733
                                                                 ----------

Money Market Fund (Cost $4,861,733)                               4,861,733
                                                                 ----------




           Total Investments (Cost $23,915,938) (a)   104.60%    23,839,101
           Other Assets Less Liabilities               (4.60%)   (1,049,530)
                                                      -------    ----------
           Net Assets                                 100.00%   $22,789,571


           (a) Book and tax cost are the same.
           (b) Non-Income producing security.




           At December 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation      $  665,420
           Gross unrealized (depreciation)      (742,257)
                                               ---------
           Net unrealized (depreciation)      $ ( 76,837)

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF OPEN OPTIONS WRITTEN

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

Written Call Options (b)                                      Contracts  Value
                                                              ---------  -----
Apple Inc. expires 01/2012 at $410 (exercise price)                 12 $(10,620)
Caterpillar Inc. expires 01/2012 at $80 (exercise price)           110 (123,200)
Johnson & Johnson expires 01/2012 at $65 (exercise price)           59   (7,375)
Lorillard, Inc. expires 01/2012 at $105 (exercise price)            36  (35,730)
Parker-Hannifin Corporation expires 01/2012 at $85 (exercise price) 59   (1,180)
Qualcomm Inc. expires 01/2012 at $55 (exercise price)              100  (11,600)
                                                                        --------
Total Written Call Options (Premiums Received $182,739)                (189,705)
                                                                       --------


      (b) Non-Income producing security.

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently authorized to offer one Class of Shares:
Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by investing in equities, structured notes, fixed income securities and cash and cash equivalents. The Investment Manager may allocate to the various asset classes either through the purchase of open-end investment companies and ETFs or through direct investment in the various securities.

The Fund invests in structured notes that are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are also subject to fixed income risks including income risk, credit risk, and market risk, and certain structured notes are subject to call risk. Structured notes are also subject to risk that the counterparty will not fulfill its contractual obligations, such as paying interest when due or repaying principal at maturity. Structured notes may not be publicly listed or traded on an exchange and may be subject to liquidity risk related to a lack of a liquid market for these notes, preventing the Fund from trading or selling the notes easily. Structured notes may also be subject to more fees and costs than other types of investments and/or more volatile than the reference factor or security underlying the note.

The Fund has invested in structured notes, whose values are linked to the performance of the S&P 500 Index and the iShares MSCI EAFE Index Fund. These structured notes are unsecured debt obligations of an issuer (Barclays Bank, PLC; Goldman Sachs Group, Inc.; JP Morgan Chase & Co.; and Royal Bank of Canada). These notes that are subject to a stated maximum return, which may limit the payment amount at maturity, regardless of the performance of the underlying financial instrument. Structured notes may also yield a return that is positive at a multiple (Lever) of the underlying index return.
Should the underlying index produce a negative return, the structured notes that are currently held have a stated buffer percentage. The negative return of the index is subtracted by this buffer to determine the return of the structured note to the Fund. Thus, the Fund's risk of loss associated with these structured notes is limited to the principal investment amount less the buffer percentage if the note is held to maturity. The value of these notes will rise and fall in response to changes in the underlying instrument, and various other market conditions and economic factors. The Fund records a realized gain or loss when a structured note is sold or matures.

The Fund has written covered call options on securities. If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price. Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

	Transactions in written option contracts for the period ended December 31, 2011 are as follows:

                                                 Number of    Premiums
                                                 Contracts    Received
                                                 ---------    --------


Options outstanding at September 30, 2011              0     $       0
Options written                                      376       182,739
Options terminated in closing purchase transactions
Options expired
                                                 ---------     -------
Options outstanding at December 31, 2011             376      $182,739

Disclosures about Derivative Instruments and Hedging Activities: The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At December 31, 2011 and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Liability Derivatives

                                          Equity
                                      Contracts Risk        Total
Options Written                       $  (189,705)       $  (189,705)
                                       ----------         ----------
Total Value                           $  (189,705)       $  (189,705)

The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing agent using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents.

	Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Common Stocks, Exchange-Traded Funds and options are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2 of the fair value hierarchy.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

	Structured Notes are normally valued by pricing service providers that use broker dealer or issuer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized in Level 2 of the fair value hierarchy.

	Investment in registered open-end investment management companies will be valued based upon the NAV's of such investment and are categorized as Level 1 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

           Description           Level 1    Level 2   Level 3   Total
	ASSETS
	Common Stocks          $14,174,657    $-0-        $-0-  $14,174,657
	Exchange-Traded Funds  $ 1,011,511    $-0-        $-0-  $ 1,011,511
	Structured Notes       $-0-           $3,791,200  $-0-  $ 3,791,200
	Money Market Fund      $ 4,861,733    $-0-        $-0-  $ 4,861,733
                                ----------     ---------   ---   ----------
	Total                  $20,047,901    $3,791,200  $-0-  $23,839,101
                                ==========     =========   ===   ==========

	LIABILITIES
	Open Options Written   $  189,705     $-0-        $-0-  $   189,705
				---------      ---         ---   ----------
	Total                  $  189,705     $-0-        $-0-  $   189,705
				=========      ===         ===   ==========

	There were no transfers in to and out of Levels 1 and 2 during the Current period presented.

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the December 31, 2011 period.

                                                        Structured Notes
                                                            at Value
	Balance as of 09/30/2011                               $-0-
	   Realized gain (loss)                                $ -
	   Change in unrealized appreciation (depreciation)    $ -
	   Purchases (sales)                                   $1,500,000
	   Transfers in and/or out of Level 3                  $1,500,000
                                                                ---------
	Balance as of 12/31/2011                               $-0-
                                                                ===


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Investment transactions are recorded on a trade date basis. Net realized gains and losses from investment transactions are reported on an identified cost basis.
	Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.


(2)  SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of December 31, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

                         HAWAII MUNICIPAL BONDS - 89.54%
		Hawaii County
			General Obligation Bonds - 3.97%
$     1,755,000               5.000%,     07/15/21       $  2,060,440
      1,000,000               5.000%,     07/15/22          1,061,910
        370,000               5.000%,     07/15/24            400,658
      1,210,000               5.000%,     03/01/25          1,402,850
      1,265,000               5.000%,     03/01/26          1,453,688
                                                            ---------
                                                            6,379,546
                                                            ---------

		Hawaii State
			General Obligation Bonds - 2.35%
        530,000               5.000%,     08/01/20            530,069
      2,880,000               5.000%,     05/01/27          3,248,237
                                                            ---------
                                                            3,778,306
                                                            ---------


			Airport Systems Revenue Bonds - 6.93%
         90,000               6.900%,     07/01/12             92,751
        175,000               6.900%,     07/01/12            180,304
      9,780,000               5.250%,     07/01/27         10,853,159
                                                           ----------
                                                           11,126,214
                                                           ----------

			Certificates of Participation-State Office Buildings - 4.76%
      1,500,000               5.000%,     05/01/15          1,673,625
      4,200,000               5.000%,     05/01/17          4,862,928
        500,000               4.000%,     05/01/19            557,325
        500,000               4.000%,     05/01/20            556,025
                                                            ---------
                                                            7,649,903
                                                            ---------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 14.17%
$      400,000                4.950%,     04/01/12       $    402,412
     5,430,000                5.750%,     12/01/18          5,470,508
       125,000                6.150%,     01/01/20            125,180
     1,125,000                5.700%,     07/01/20          1,126,271
       115,000                5.450%,     11/01/23            115,052
     4,725,000                5.650%,     10/01/27          4,776,692
     8,085,000                6.200%,     11/01/29          8,089,932
     3,000,000                4.650%,     03/01/37          2,662,050
                                                           ----------
                                                           22,768,097
                                                           ----------

			   	Chaminade University - 3.10%
     2,750,000                5.000%,     01/01/26          2,780,663
     1,270,000                4.700%,     01/01/31          1,226,642
     1,000,000                4.750%,     01/01/36            965,290
                                                            ---------
                                                            4,972,595
                                                            ---------

				Hawaii Pacific Health - 5.14%
       775,000                4.625%,     07/01/21            802,234
     1,140,000                5.600%,     07/01/33          1,145,791
     6,000,000                5.500%,     07/01/40          6,097,560
       200,000                5.750%,     07/01/40            205,536
                                                            ---------
                                                            8,251,121
                                                            ---------

				Hawaii Mid-Pacific Institute - 2.05%
     2,085,000                5.000%,     01/01/26          2,124,198
     1,230,000                4.625%,     01/01/36          1,165,954
                                                            ---------
                                                            3,290,152
                                                            ---------

				Kapiolani Health Care System - 0.74%
     1,110,000                6.400%,     07/01/13          1,186,712
                                                            ---------

				Kuakini Hawaii Health System - 0.35%
       570,000                6.300%,     07/01/22            570,581
                                                            ---------

				Kahala Nui - 5.40%
     8,200,000                8.000%,     11/15/33          8,670,434
                                                            ---------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------


				Wilcox Hospital - 1.17%
$      475,000                5.250%,     07/01/13       $    476,164
     1,250,000                5.350%,     07/01/18          1,251,500
       160,000                5.500%,     07/01/28            160,056
                                                            ---------
                                                            1,887,720
                                                            ---------

			Harbor Capital Improvements Revenue Bonds - 4.24%
       150,000                5.000%,     07/01/12            152,539
     1,580,000                5.250%,     01/01/16          1,698,073
     1,665,000                5.375%,     01/01/17          1,788,993
       500,000                5.500%,     07/01/19            505,995
     2,005,000                5.250%,     01/01/21          2,143,806
       520,000                5.750%,     07/01/29            521,009
                                                            ---------
                                                            6,810,415
                                                            ---------

			Hawaii Health Systems - 1.03%
       284,000                3.800%,     02/15/13            284,903
     1,370,000                4.700%,     02/15/19          1,372,863
                                                            ---------
                                                            1,657,766
                                                            ---------

			Housing Authority
				Single Family
				Mortgage Special Purpose Revenue Bonds - 4.07%
       200,000                4.650%,     07/01/12            202,008
       350,000                4.800%,     07/01/13            353,423
        95,000                5.250%,     07/01/13             95,092
     3,030,000                5.400%,     07/01/29          3,030,818
       165,000                5.750%,     07/01/30            165,023
     2,040,000                5.375%,     07/01/33          2,046,263
       620,000                5.000%,     07/01/36            645,191
                                                            ---------
                                                            6,537,818
                                                            ---------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

				HCDC Rental Housing System Revenue Bonds - 4.03%
$      100,000                3.700%,     01/01/13       $    101,449
       810,000                4.750%,     07/01/22            837,313
       600,000                4.750%,     07/01/23            620,232
       895,000                5.000%,     07/01/24            934,747
       100,000                5.000%,     07/01/25            104,311
       990,000                6.000%,     07/01/26          1,076,308
     1,055,000                6.000%,     07/01/27          1,137,976
       785,000                6.000%,     07/01/28            839,597
       750,000                6.000%,     07/01/29            798,772
                                                            ---------
                                                            6,450,705
                                                            ---------

				HFDC Multi-Family-Kuhio Park- 3.53%
     2,430,000                4.750%,     10/01/27          2,535,097
     3,000,000                4.950%,     04/01/29          3,141,840
                                                            ---------
                                                            5,676,937
                                                            ---------

			Department of Hawaiian Homelands - 2.71%
     1,000,000                5.875%,     04/01/34          1,089,220
     3,000,000                6.000%,     04/01/39          3,269,340
                                                            ---------
                                                            4,358,560
                                                            ---------

				Hawaiian Homelands - COP Kapolei - 4.14%
       210,000                3.750%,     11/01/16            228,829
       950,000                4.125%,     11/01/23          1,001,547
     5,100,000                5.000%,     11/01/31          5,413,242
                                                            ---------
                                                            6,643,618
                                                            ---------

			University of Hawaii - Revenue Bonds - 6.50%
       100,000                4.000%,     07/15/16            111,136
     1,000,000                5.000%,     10/01/18          1,209,250
     1,000,000                5.000%,     10/01/19          1,221,290
     1,500,000                5.000%,     10/01/23          1,667,970
     3,355,000                4.500%,     07/15/26          3,554,891
     2,500,000                5.000%,     07/15/29          2,684,975
                                                           ----------
                                                           10,449,512
                                                           ----------

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

		Honolulu City & County
			General Obligation Bonds - Waipahu - 1.21%
$    1,940,000                6.900%,     06/20/35       $  1,942,289
                                                            ---------

			Water System Revenue Bonds
					Board of Water Supply - 3.39%
     3,550,000                4.500%,     07/01/23          3,849,691
     1,470,000                5.000%,     07/01/26          1,600,345
                                                            ---------
                                                            5,450,036
                                                            ---------

		Kauai County
			General Obligation Bonds - 3.04%
       770,000                5.000%,     08/01/24            930,044
       880,000                3.625%,     08/01/25            929,210
     2,780,000                5.000%,     08/01/27          3,023,000
                                                            ---------
                                                            4,882,254
                                                            ---------

			Housing Authority Paanau Project - 0.13%
       205,000                7.250%,      04/01/12           205,258
                                                            ---------

		Maui County
			General Obligation Bonds - 1.39%
     1,000,000                5.000%,     07/01/23          1,123,610
     1,000,000                5.000%,     07/01/24          1,114,980
                                                            ---------
                                                            2,238,590
                                                            ---------


      Total Hawaii Municipal Bonds (Cost $139,142,094)    143,835,139
                                                          -----------




See accompanying notes to schedule of investments.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%

		Virgin Islands
			Public Finance Authority, Series A - 0.06%
$       80,000                7.300%,     10/01/18       $     98,670
                                                            ---------

			Public Finance Authority, Series A - 0.16%
       250,000                5.000%,     07/01/14            259,487
                                                            ---------

      Total Virgin Islands Municipal Bonds (Cost $334,400)    358,157
                                                            ---------



      Total Investments (Cost $139,476,494) (a)	89.76%    144,193,296
      Other Assets Less Liabilities             10.24%     16,452,106
                                               ------     -----------
      Net Assets                               100.00%   $160,645,402
                                               ======     ===========


      (a) Aggregate cost for federal income tax purposes is $139,385,054.


   At December 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Gross unrealized appreciation         $ 4,999,709
                    Gross unrealized (depreciation)          (191,467)
                                                            ---------
                    Net unrealized appreciation           $ 4,808,242
                                                           ==========

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently authorized to offer one Class of Shares:
Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing agent using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of
	Directors.   Securities with remaining maturities of 60 days or less are
	valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.


	The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

	Municipal Bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized in Level 2 of the fair value hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of December 31, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

       	Valuation Inputs at Reporting Date:

      	Description      Level 1     Level 2       Level 3	   Total
      	Municipal Bonds   $-0-     $144,193,296     $-0-	$144,193,296

	There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, or settlements on a gross basis relating to Level 3 measurements during the current period presented.

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)  SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of December 31, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.


                                SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  February 24, 2012
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  February 24, 2012
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
     Nora B. Simpson, Treasurer

Date:  February 24, 2012
-------------------------------------